Fair Value Measurements (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Non-cash impairment charge on indefinite lived intangible assets		$ 0.0	$ 0.0
Trademarks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Carrying value of indefinite lived assets		614.3	611.3
Recurring [Member]
Financial Assets [Abstract]
Foreign currency forwards	[1]	0.5	1.3
Trading securities held in deferred compensation plan	[2]	7.3	5.8
Total		7.8	7.1
Financial Liabilities [Abstract]
Foreign currency forwards	[1]	0.5	0.1
Interest rate swaps	[3]	13.1	19.9
Deferred compensation plan	[2]	7.3	5.8
Total		20.9	25.8
Recurring [Member] | Level 1 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[1]	0.0	0.0
Trading securities held in deferred compensation plan	[2]	7.3	5.8
Total		7.3	5.8
Financial Liabilities [Abstract]
Foreign currency forwards	[1]	0.0	0.0
Interest rate swaps	[3]	0.0	0.0
Deferred compensation plan	[2]	7.3	5.8
Total		7.3	5.8
Recurring [Member] | Level 2 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[1]	0.5	1.3
Trading securities held in deferred compensation plan	[2]	0.0	0.0
Total		0.5	1.3
Financial Liabilities [Abstract]
Foreign currency forwards	[1]	0.5	0.1
Interest rate swaps	[3]	13.1	19.9
Deferred compensation plan	[2]	0.0	0.0
Total		13.6	20.0
Recurring [Member] | Level 3 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[1]	0.0	0.0
Trading securities held in deferred compensation plan	[2]	0.0	0.0
Total		0.0	0.0
Financial Liabilities [Abstract]
Foreign currency forwards	[1]	0.0	0.0
Interest rate swaps	[3]	0.0	0.0
Deferred compensation plan	[2]	0.0	0.0
Total		$ 0.0	$ 0.0
Nonrecurring Basis [Member] | Level 3 [Member] | Trademarks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Carrying value of indefinite lived assets				$ 36.7
Write-down estimated fair value of indefinite lived assets				35.2
Non-cash impairment charge on indefinite lived intangible assets				$ 1.5

[1]	Based on calculations that use readily observable market parameters as their basis, such as spot and forward rates.
[2]	Based on the quoted price of publicly traded mutual funds which are classified as trading securities and accounted for using the mark-to-market method.
[3]	Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of December 31, 2019. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.